CERTIFICATION OF
                     STRONG CONSERVATIVE EQUITY FUNDS, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                           STRONG DIVIDEND INCOME FUND
                              STRONG BLUE CHIP FUND
                               STRONG ENERGY FUND
                          STRONG GROWTH AND INCOME FUND


STRONG CONSERVATIVE EQUITY FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Dividend Income, Strong Blue Chip, Strong Energy, and Strong Growth and Income Funds' Prospectus for the Investor Class, as well as the Statement of Additional Information for all of the above-named funds, each dated March 1, 2001, as supplemented on December 14, 2001, filed by the Registrant pursuant to Post-Effective Amendment No. 28 (File No. 33-61358; 811-7656), which was filed with the Securities and Exchange Commission on December 12, 2001 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Strong Dividend Income, Strong Blue Chip, Strong Energy, and Strong Growth and Income Funds' Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.   The text of the Post-Effective Amendment has been filed electronically.

                                    STRONG CONSERVATIVE EQUITY FUNDS, INC.





                                         /S/ GILBERT L. SOUTHWELL II
                                    --------------------------------------------
                                    By:      Gilbert L. Southwell III
                                    Title:   Assistant Secretary

Dated: December 17, 2001